CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Revenues
Total revenues	$ 1,024,111		$ 762,822		$ 1,589,505	$ 1,633,113	$ 2,136,935	$ 2,113,490
Cost of product revenues	197,325		367,304		447,362	631,356	1,298,028	1,138,650
Gross profit	826,786		395,518		1,142,143	1,001,757	838,907	974,840
Operating expenses:
Selling, general and administrative	2,591,647		2,923,704		15,940,157	5,492,981	10,868,590	11,049,537
Research and development	372,149		849,358		830,711	1,864,368	6,016,912	3,593,750
Total operating expenses	7,577,369		3,773,062		26,601,007	7,357,349	16,885,502	14,643,287
LOSS FROM OPERATIONS	(6,750,583)		(3,377,544)		(25,458,864)	(6,355,592)	(16,046,595)	(13,668,447)
Interest income	3,761		60,195		12,904	128,494	192,915	120,482
Transaction costs allocated to warrant liabilities								(633,198)
Unrealized gain on change in fair value of warrants classified as a liability			68,430		370	312,430	319,630	9,430,000
Unrealized loss on change in fair value of warrants classified as a liability-warrant modification								(394,000)
Loss on issuance of warrants								(1,633,767)
Other expense, net	81,663		(3,095)		174,249	(23,247)	(106,580)	(8,877)
Loss before provision for income taxes	(6,665,159)		(3,252,014)		(25,271,341)	(5,937,915)	(15,640,630)	(6,787,807)
Income tax provision benefit							684,115
Net loss from continuing operations	(6,665,159)		(3,252,014)		(25,271,341)	(5,937,915)	(14,956,515)	(6,787,807)
Net income from discontinued operations, net of tax			(84,106)			(66,918)	(392,731)	(300,499)
NET LOSS	(6,665,159)	$ (18,606,182)	(3,336,120)	$ (2,668,713)	(25,271,341)	(6,004,833)	(15,349,246)	(7,088,306)
Less: Net loss attributable to noncontrolling interest	(68)		31,945		12,551	61,246	188,522	95,785
NET LOSS attributable to BNB Plus Corp.	(6,665,227)		(3,304,175)		(25,258,790)	(5,943,587)	(15,160,724)	(6,992,521)
Deemed dividend related to warrant modifications			(23,919,429)		(32,827)	(38,826,652)	(54,326,896)	(233,087)
NET LOSS attributable to common stockholders	$ (6,665,227)		$ (27,223,604)		$ (25,291,617)	$ (44,770,239)	$ (69,487,620)	$ (7,225,608)
Net loss per share attributable to common stockholders-continuing operations - basic (in dollars per share)	$ (0.68)		$ (229.59)		$ (2.85)	$ (506.49)	$ (133.47)	$ (1,309.59)
Net loss per share attributable to common stockholders-continuing operations - diluted (in dollars per share)	(0.68)		(229.59)		(2.85)	(506.49)
Net loss per share attributable to common stockholders-discontinued operations - basic (in dollars per share)			(0.71)			(0.76)	(0.76)	(56.83)
Net loss per share attributable to common stockholders-discontinued operations - diluted (in dollars per share)			(0.71)			(0.76)
Net loss income per share attributable to common stockholders - basic (in dollars per share)	(0.68)		(230.3)		(2.85)	(507.25)	$ (134.23)	$ (1,366.42)
Net loss income per share attributable to common stockholders - diluted (in dollars per share)	$ (0.68)		$ (230.3)		$ (2.85)	$ (507.25)
Weighted average shares outstanding- basic (in shares)	9,735,631		118,206		8,870,357	88,261	517,671	5,288
Weighted average shares outstanding- diluted (in shares)	9,735,631		118,206		8,870,357	88,261
Product revenues
Revenues
Total revenues	$ 1,007,903		$ 548,638		$ 1,562,996	$ 1,044,485	$ 1,424,147	$ 1,074,813
Service revenues
Revenues
Total revenues	$ 16,208		$ 214,184		$ 26,509	$ 588,628	$ 712,788	$ 1,038,677